Advances for Vessel Acquisition and Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2013
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessls under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2012	$122,307
Advances paid, including capitalized expenses and interest	136,902
Asset purchase cancellation	(32,412)
Transferred to vessel cost	(186,895)
Balance, December 31, 2012	$39,902
Advances paid, including capitalized expenses and interest	118,990
Transferred to vessel cost	(82,593)
Balance, December 31, 2013	$76,299